GOODWILL AND INTANGIBLE ASSETS, NET - WOMPI S.A.S. Purchase Price Allocation (Details) - Wompi S.A.S. (Before Vlipco S.A.S.) - COP ($) $ in Millions			1 Months Ended
	Dec. 31, 2021	Nov. 09, 2021	Jul. 31, 2019	Nov. 30, 2021	Nov. 10, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
Percentage of interest acquired					47.37%
Number of shares held		91,838
Percentage of ownership interest in subsidiary	94.77%
Proportion of ownership interest in joint venture		47.40%	48.91%
Goodwill				$ 10,660
Goodwill expected to be deductible for tax purposes				$ 0
Percentage of non-controlling interests in acquiree				5.23%
Purchase price				$ 9,474
Fair value of previously held investment				9,479
Non-controlling interest at fair value				1,047
TOTAL				$ 20,000